Goodwill and Other Intangibles (CenterPoint Energy and CERC) (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill by Reportable Segments [Table Text Block]
CenterPoint Energy’s goodwill as of December 31, 2018 and changes in the carrying amount of goodwill as of December 31, 2019 is as follows:

	December 31, 2018	Additions (1)	December 31, 2019
	(in millions)
Indiana Electric Integrated	$—	$1,121	$1,121
Natural Gas Distribution	746	2,566	3,312
Corporate and Other	11	438	449
Total	$757	$4,125	$4,882

(1)
This represents the allocation of goodwill to reportable segments from the Merger, changes from preliminary amounts previously reported and includes the final determination of fair value for each reportable segment. See Note 4.

CERC’s goodwill as of December 31, 2018 and December 31, 2019 is as follows:

	December 31, 2018	December 31, 2019
	(in millions)
Natural Gas Distribution	$746	$746
Corporate and Other	11	11
Total	$757	$757

Schedule of Finite-Lived Intangible Assets [Table Text Block]
The tables below present information on CenterPoint Energy’s other intangible assets recorded in Intangible assets, net on the Consolidated Balance Sheets and the related amortization expense included in Depreciation and amortization on CenterPoint Energy’s Statements of Consolidated Income, unless otherwise indicated.

	December 31, 2019			December 31, 2018
	Gross Carrying Amount	Accumulated Amortization	Net Balance	Gross Carrying Amount	Accumulated Amortization	Net Balance
	(in millions)
Customer relationships (1)	$33	$(4)	$29	$—	$—	$—
Trade names (1)	16	(1)	15	—	—	—
Construction backlog (1) (2)	5	(4)	1	—	—	—
Operation and maintenance agreements (1) (2)	12	—	12	—	—	—
Other (1)	2	(1)	1	2	(1)	1
Total	$68	$(10)	$58	$2	$(1)	$1

(1)
The fair value of intangible assets acquired through acquisitions has been finalized. Intangible assets related to the Infrastructure Services and Energy Services Disposal Groups are excluded from the tabular disclosures. See Note 4.

(2)
Amortization expense related to the operation and maintenance agreements and construction backlog is included in Non-utility cost of revenues, including natural gas on CenterPoint Energy’s Statements of Consolidated Income.

Finite-lived Intangible Assets Amortization Expense [Table Text Block]

	Year Ended December 31,
	2019	2018	2017
	(in millions)
Amortization expense of intangible assets recorded in Depreciation and amortization (1) (2)	$5	$—	$—
Amortization expense of intangible assets recorded in Non-utility cost of revenues, including natural gas (2)	4	—	—

(1)	Includes $5 million for the year ended December 31, 2019 of amortization expense related to intangibles acquired in the Merger.
(2)
The fair value of intangible assets, and related amortization assumptions, acquired through acquisitions during the year ended December 31, 2019, have been finalized. Assets held for sale are not amortized. The table reflects amortization on continuing operations. See Note 4.

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
CenterPoint Energy estimates that amortization expense of intangible assets with finite lives for the next five years will be as follows:

Amortization Expense (1)
CenterPoint Energy
(in millions)
2020	$8
2021	6
2022	6
2023	6
2024	5

(1)
Assets held for sale are not amortized. The table reflects amortization on continuing operations. See Note 4.